Ameritas Life Insurance Corp. of New York
                            ("Ameritas Life of NY")

                    Ameritas Life of NY Separate Account VUL
                                      and
                    Ameritas Life of NY Separate Account VA
                             ("Separate Accounts")

                                 Supplement to:
                              Overture Encore! II,
       Overture Annuity III-Plus, Overture Acclaim! and Overture Accent!
                         Prospectuses Dated May 1, 2012

                          Supplement Dated May 1, 2013

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

------------------------------------------------------------------------------------------------------------------------------------
                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------------  -------------------------------------------------------------
                   Calvert Variable Products, Inc.*                               Calvert Investment Management, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP S&P MidCap 400 Index Portfolio, Class I ** - Ameritas       Index:  S&P MidCap 400 Index.
Investment Partners, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
                    Calvert Variable Series, Inc.*                                Calvert Investment Management, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP Money Market Portfolio - No Subadviser                      Money market: current income.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New                Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
---------------------------------------------------------------------  -------------------------------------------------------------
              Fidelity(R) Variable Insurance Products                            Fidelity Management & Research Company
---------------------------------------------------------------------  -------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2 1,3           Long-term capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Service Class 2 1,3           Index:  S&P 500(R) Index. **
---------------------------------------------------------------------  -------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio, Service Class 2 1,3                  Capital Appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Service Class 2 1,3             Income and growth.
---------------------------------------------------------------------  -------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Service Class 2 2,3   Bond.
---------------------------------------------------------------------  -------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Service Class 2 1,3                Long-term growth.
---------------------------------------------------------------------  -------------------------------------------------------------
            Subadvisers: (1) FMR Co., Inc.; (2) Fidelity Investments Money Management, Inc.; and (3) other investment advisers serve as sub-advisers for the fund.
---------------------------------------------------------------------  -------------------------------------------------------------
                Third Avenue Variable Series Trust                                     Third Avenue Management LLC
---------------------------------------------------------------------  -------------------------------------------------------------
Third Avenue Value Portfolio                                           Long-term capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------

* These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life of NY. The funds' investment adviser and Ameritas Investment Partners, Inc. (named Summit Investment Advisors, Inc. prior to May 1, 2013) are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.
** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2012.

3. Effective April 30, 2013, the Calvert VP SRI Strategic Portfolio ("SRI Strategic Portfolio") merged into the Calvert VP S&P 500 Index Portfolio ("S&P 500 Index Portfolio"). Your prospectus is amended by removing all references to the SRI Strategic Portfolio. Future allocations directed to the subaccount investing in the SRI Strategic Portfolio will be placed in the S&P 500 Index Portfolio. The subaccount investing in the S&P 500 Index Portfolio remains closed to new money.

4. Ameritas Investment Partners, Inc. was named Summit Investment Advisors, Inc. prior to May 1, 2013. All references to Summit Investment Advisors, Inc. in your prospectus are changed to Ameritas Investment Partners, Inc. to reflect the name change.

All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp. of New York.
            If you do not have a current prospectus, please contact
                     Ameritas Life of NY at 1-877-280-6110.